Rental Expense and Lease Commitments	12 Months Ended
Dec. 29, 2013
Leases, Operating [Abstract]
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments
Rentals of space, vehicles, manufacturing equipment and office and data processing equipment under operating leases were approximately $363 million, $375 million and $313 million in 2013, 2012 and 2011, respectively.
The approximate minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 29, 2013 are:
(Dollars in Millions)

2014	2015	2016	2017	2018	After 2018	Total
$286	238	186	110	85	87	992

Commitments under capital leases are not significant.